Investment Portfolio - Government and Corporate Securities (Debt Securities at Fair Value Through Other Comprehensive Income) (Details) - DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	$ 4,735,799	$ 0
TOTAL DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	3,084,239,647	3,238,293,701
In Pesos
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	2,412,186,866	2,975,652,787
Subtotal Private Securities - In Pesos	6,330,000	3,667,026
Subtotal Financial assets pledged as collateral	96,850,162	164,435,498
In Pesos | Treasury Bonds | 31 March 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	$ 144,240,244	0
In Pesos | Treasury Bonds | 15 December 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities	$ 51,671,025	0
In Pesos | Treasury Bonds | 31 March 2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities	$ 39,604,500	0
In Pesos | Treasury Bonds | 15 December 2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities	$ 79,964,631	0
In Pesos | Treasury Bonds | Level 1 Fair value | 31 March 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	$ 429,459,063	519,491,185
In Pesos | Treasury Bonds | Level 1 Fair value | 15 December 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities	$ 157,628,777	188,289,723
In Pesos | Treasury Bonds | Level 1 Fair value | 30 October 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	$ 124,470,583	0
In Pesos | Treasury Bonds | Level 1 Fair value | 31 March 2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities	$ 16,117,673	0
In Pesos | Treasury Bonds | Level 1 Fair value | 15 December 2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities	$ 4,215,656	0
Subtotal Financial assets pledged as collateral	$ 17,017,384	0
In Pesos | Treasury Bonds | Level 1 Fair value | 15 December 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities	$ 0	323,029,081
Subtotal Financial assets pledged as collateral	$ 0	5,697,675
In Pesos | Treasury Bonds | Level 1 Fair value | 9 November 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	2.00%
Subtotal Government Securities	$ 0	8,127,032
In Pesos | Treasury Bonds | Level 1 Fair value | 29 August 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	$ 0	42,851,777
In Pesos | Treasury Bonds | Level 1 Fair value | 30 June 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities	$ 0	7,912,615
In Pesos | Treasury Bonds | Level 1 Fair value | 14 February 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	4.25%
Subtotal Government Securities	$ 0	24,574,583
Subtotal Financial assets pledged as collateral	0	90,971,371
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 30 April 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	129,257,280	0
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 31 August 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	103,726,080	0
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 17 April 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	50,054,500	0
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 28 February 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	326,351,856
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 31 March 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	323,744,254
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 31 January 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	1,103,688
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 18 June 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	84,059,204
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 30 June 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	41,470,523
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 14 March 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	46,489,081
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 14 February 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	76,396,530
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 12 September 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	42,851,777
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 30 May 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	39,316,423
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 30 September 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	84,881,379
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 16 April 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	213,454,174
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 31 July 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	204,481,254
In Pesos | Argentine Treasury Bills | Level 2 Fair value | 30 April 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	336,456,250	0
In Pesos | Argentine Treasury Bond | 15 September 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	19,205,500	0
In Pesos | Argentine Treasury Bond | 15 December 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	35,528,943	0
In Pesos | Argentine Treasury Bond | 30 June 2026 At Dual Rate
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	115,233,574	0
In Pesos | Argentine Treasury Bond | 30 June 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	6,443,920	0
In Pesos | Argentine Treasury Bond | Level 1 Fair value | 16 March 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	289,826,625	0
In Pesos | Argentine Treasury Bond | Level 1 Fair value | 15 September 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	275,420,451	0
In Pesos | Argentine Treasury Bond | Level 1 Fair value | 15 December 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	264,524,334	0
Subtotal Financial assets pledged as collateral	73,863,350	0
In Pesos | Argentine Treasury Bond | Level 1 Fair value | 30 June 2026 At Dual Rate
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	196,198,742	0
Subtotal Financial assets pledged as collateral	61,348	0
In Pesos | Argentine Treasury Bond | Level 1 Fair value | 30 June 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	27,938,068	34,793,813
Subtotal Financial assets pledged as collateral	5,908,080	0
In Pesos | Argentine Treasury Bond | Level 1 Fair value | 30 May 2030
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	6,892,784	0
In Pesos | Argentine Treasury Bond | Level 1 Fair value | 15 December 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	173,314,556
In Pesos | Argentine Treasury Bond | Level 1 Fair value | 17 October 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	168,668,279
In Pesos | BCRA Notes Series C | Level 2 Fair value | 31 October 2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal BCRA Notes - In foreign currency	0	14,444,664
In Pesos | BCRA Notes Series D | Level 2 Fair value | 31 October 2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal BCRA Notes - In foreign currency	0	14,168,958
In Pesos | BCRA Notes Series A | Level 2 Fair value | 31 October 2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal BCRA Notes - In foreign currency	0	10,360,418
In Pesos | BCRA Notes Series B | Level 2 Fair value | 31 October 2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal BCRA Notes - In foreign currency	0	9,828,855
In Pesos | BCRA Notes
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal BCRA Notes - In foreign currency	0	48,802,895
In Pesos | Corporate Bond | Level 1 Fair value | 18 July 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	6,330,000	0
In Pesos | Corporate Bond | Level 2 Fair value | 1 March 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	0	2,661,430
In Pesos | Corporate Bond | Level 3 Fair value | 1 February 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	0	357,686
In Pesos | Corporate Bond | Level 3 Fair value | 2 February 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	0	280,422
In Pesos | Corporate Bond | Level 3 Fair value | 9 May 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	0	225,068
In Pesos | Corporate Bond | Level 3 Fair value | 6 May 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	$ 0	142,420
In Pesos | Argentine Bonds | Level 1 Fair value | 9 November 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	2.00%
Subtotal Financial assets pledged as collateral	$ 0	67,766,452
In Pesos | Securities Pledged As Collateral
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	491,892,337	0
In Foreign Currency
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	36,372,113	45,735,495
Subtotal Financial assets pledged as collateral	35,872,370	0
In Foreign Currency | Argentine Treasury Bills | Level 1 Fair value | 16 January 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	4,735,799	0
Subtotal Financial assets pledged as collateral	158,496	0
In Foreign Currency | BCRA Notes Series C | Level 1 Fair value | 31 October 2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Financial assets pledged as collateral	15,404,922	0
In Foreign Currency | BCRA Notes Series D | Level 1 Fair value | 31 October 2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Financial assets pledged as collateral	15,414,967	0
In Foreign Currency | BCRA Notes Series B | Level 1 Fair value | 31 October 2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Financial assets pledged as collateral	2,940,000	0
In Foreign Currency | Corporate Bond | Level 1 Fair value | 22 October 2028
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	3,422,332	3,353,679
In Foreign Currency | Corporate Bond | Level 2 Fair value | 29 September 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	4,408,514	3,793,350
In Foreign Currency | Corporate Bond | Level 2 Fair value | 22 September 2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	1,559,462	1,330,384
In Foreign Currency | Corporate Bond | Level 2 Fair value | 21 July 2028
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	1,492,983	0
In Foreign Currency | Corporate Bond | Level 2 Fair value | 8 March 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	1,475,644	1,338,504
In Foreign Currency | Corporate Bonds Series 10 | Level 2 Fair value | 3 June 2028
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	4,422,034	0
In Foreign Currency | Corporate Bonds Series 10 | Level 2 Fair value | 5 July 2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	2,569,880	2,169,543
In Foreign Currency | Corporate Bonds Series 48 | Level 2 Fair value | 5 March 2028
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	3,646,717	0
In Foreign Currency | Corporate Bonds Series 4 | Level 1 Fair value | 30 October 2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	3,353,010	3,509,309
In Foreign Currency | Corporate Bonds Series 1 | Level 1 Fair value | 11 November 2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	2,873,434	2,785,942
In Foreign Currency | Corporate Bonds Series 39 | Level 1 Fair value | 14 July 2028
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	2,804,442	2,708,048
In Foreign Currency | Corporate Bonds Series 39 | Level 2 Fair value | 8 March 2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	0	2,695,844
In Foreign Currency | Corporate Bonds Series 11 | Level 2 Fair value | 17 June 2028
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	2,156,288	0
In Foreign Currency | Corporate Bonds Series 35 | Level 1 Fair value | 27 February 2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	1,762,683	0
Subtotal Financial assets pledged as collateral	440,671	0
In Foreign Currency | Corporate Bonds Series 15 | Level 1 Fair value | 4 October 2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	424,690	0
In Foreign Currency | Corporate Bonds Series 23 | Level 2 Fair value | 6 March 2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	0	5,504,060
In Foreign Currency | Corporate Bonds Series 7 | Level 2 Fair value | 22 April 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	0	4,102,026
In Foreign Currency | Corporate Bonds Series 32 | Level 2 Fair value | 10 October 2028
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	0	4,005,883
In Foreign Currency | Corporate Bonds Series 29 | Level 2 Fair value | 28 May 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	0	2,730,248
In Foreign Currency | Corporate Bonds Series 20 | Level 2 Fair value | 20 July 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	0	2,291,942
In Foreign Currency | Corporate Bonds Series 20 | Level 2 Fair value | 26 March 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	0	1,381,837
In Foreign Currency | Corporate Bonds Series 33 | Level 2 Fair value | 10 October 2028
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	0	2,034,896
In Foreign Currency | BCRA Notes Series B1 | Level 1 Fair value | 31 October 2027
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Financial assets pledged as collateral	$ 1,513,314	$ 0